Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Subject to possible redemption, shares issued	4,645,816	15,630,150
Subject to possible redemption, shares outstanding	4,645,816	15,630,150
Redemption value per share (in Dollars per share)	$ 11.03	$ 10.6
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	42,000,000	42,000,000
Common stock, shares issued	9,591,222	9,591,222
Common stock, shares outstanding	9,591,222	9,591,222
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued
Common stock, shares outstanding